Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – Contrarian Core Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 33,354	$ 27,023	$ 20,445	$ 25,133	$ 20,222	$ 16,529	$ 12,415	$ 13,632	$ 11,192	$ 10,296	$ 10,000
Columbia Variable Portfolio – Contrarian Core Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 32,530	26,426	20,037	24,692	19,919	16,327	12,293	13,530	11,137	10,273	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 33,560	$ 26,953	$ 21,302	$ 26,340	$ 20,830	$ 17,220	$ 13,102	$ 13,761	$ 11,308	$ 10,092	$ 10,000